Intangible Assets, Net - Schedule of Estimated Future Amortization Expenses (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Estimated Future Amortization Expenses [Abstract]
2026	$ 19,172
2027	793
2028	468
2029	305
2030	305
2031 and thereafter	2,875
Total	$ 23,918	$ 45,115